BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Accounts Payable and Accrued Liabilities [Abstract]
Other accounts payable and accrued expenses: DBSI (see note 3e(1))	$ 53		$ 53		$ 53
Management fees to DBSI (see Note 3e(1))	$ 45	$ 45	$ 45	$ 90	$ 180